LONG-TERM DEBT (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 19, 2014	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
BORROWINGS
Total Debt		$ 1,180,000	$ 1,182,500	$ 1,180,000	$ 1,200,000	$ 103,000
Less: original issue discount		(12,494)	(10,769)	(12,494)	(11,213)
Borrowings		1,167,506	1,171,731	1,167,506	1,188,787	103,000
Less: current portion of long-term debt		(10,000)	(10,000)	(10,000)	(10,000)	(1,030)
Long-term debt, less current portion		1,157,506	1,161,731	1,157,506	1,178,787	101,970
Loss on extinguishment of debt		12,977	0	12,977	2,725
Total debt after discount		1,167,506	1,171,731	1,167,506	1,188,787	103,000
Unused Elements Abstract
Agreed upon time commercially reasonable efforts are to be made to aid purchasers in the resale of Notes	1 year
Maturities of the Company's borrowings (excluding excess cash flow payments)
2015					10,000
2016					10,000
2017					10,000
2018					10,000
2019					10,000
Thereafter					1,150,000
Senior credit facility
BORROWINGS
Total Debt						$ 103,000
Credit Facilities
BORROWINGS
Less: original issue discount					$ 7,500
Unused Elements Abstract
Holdings ceases to own of equity interests of GCA (as a percent)					100.00%
Credit Facilities | Minimum
Unused Elements Abstract
Percentage Of Acquisition Of Voting Interests Of Holdings Capital Stock By Third Person					35.00%
Senior secured term Loan
BORROWINGS
Total Debt		495,000	497,500	495,000	$ 500,000
Senior secured notes
BORROWINGS
Total Debt		335,000	335,000	335,000	350,000
Less: original issue discount					$ 3,800
Unused Elements Abstract
Redemption price (as a percent)					100.00%
Aggregate principal amount of Senior Notes					$ 350,000
Redemption price from initially outstanding aggregate principal amount (as a percent)					98.921%
Principal amount to be paid immediately in event of default (as a percent)					25.00%
Proceeds from sale of Notes					$ 680,000
Commission					16,200
Additional debt issuance cost					11,200
Senior unsecured notes
BORROWINGS
Total Debt		$ 350,000	$ 350,000	$ 350,000	350,000
Less: original issue discount					3,800
Unused Elements Abstract
Aggregate principal amount of Senior Notes					$ 350,000
Senior unsecured notes | Registration rights agreement | Maximum
Unused Elements Abstract
Maximum number of anniversaries from effective date of shelf registration in which to keep shelf registration effective	1 year
Number of anniversaries from date of registration rights agreement upon which obligations to complete exchange offer and or shelf registration statement will terminate	2 years